Consolidated Statement of Changes in Equity (USD $) In Millions, unless otherwise specified	Total		Total IBM Stockholders' Equity	Common Stock and Additional Paid-In Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income/(Loss)	Non-Controlling Interests	Comprehensive Income/(Loss)
Equity - at Dec. 31, 2009	$ 22,755		$ 22,637	$ 41,810	$ 80,900	$ (81,243)	$ (18,830)	$ 118
Net income plus other comprehensive income/(loss)
Net income	14,833		14,833		14,833				14,833
Other comprehensive income/(loss)	87	[1]	87				87		87
Total comprehensive income/(loss)	14,920		14,920						14,920
Cash dividends declared-common stock	(3,177)		(3,177)		(3,177)
Common stock issued under employee plans (shares - 15,091,320 in 2012, 20,669,785 in 2011, and 34,783,386 in 2010)	3,579		3,579	3,579
Purchases (shares - 2,406,007 in 2012, 1,717,246 in 2011, and 2,334,932 in 2010) and sales (shares - 2,746,169 in 2012, 4,920,198 in 2011, and 7,929,318 in 2010) of treasury stock under employee plans-net	477		477		(24)	501
Other treasury shares purchased, not retired (shares - 61,246,371 in 2012, 88,683,716 in 2011, 117,721,650 in 2010)	(15,419)		(15,419)			(15,419)
Changes in other equity	28		28	28
Changes in noncontrolling interests	8							8
Equity - at Dec. 31, 2010	23,172		23,046	45,418	92,532	(96,161)	(18,743)	126
Net income plus other comprehensive income/(loss)
Net income	15,855		15,855		15,855				15,855
Other comprehensive income/(loss)	(3,142)	[1]	(3,142)				(3,142)		(3,142)
Total comprehensive income/(loss)	12,713		12,713						12,713
Cash dividends declared-common stock	(3,473)		(3,473)		(3,473)
Common stock issued under employee plans (shares - 15,091,320 in 2012, 20,669,785 in 2011, and 34,783,386 in 2010)	2,394		2,394	2,394
Purchases (shares - 2,406,007 in 2012, 1,717,246 in 2011, and 2,334,932 in 2010) and sales (shares - 2,746,169 in 2012, 4,920,198 in 2011, and 7,929,318 in 2010) of treasury stock under employee plans-net	175		175		(56)	231
Other treasury shares purchased, not retired (shares - 61,246,371 in 2012, 88,683,716 in 2011, 117,721,650 in 2010)	(15,034)		(15,034)			(15,034)
Changes in other equity	317		317	317
Changes in noncontrolling interests	(29)							(29)
Equity - at Dec. 31, 2011	20,236	[1]	20,138	48,129	104,857	(110,963)	(21,885)	97
Net income plus other comprehensive income/(loss)
Net income	16,604		16,604		16,604				16,604
Other comprehensive income/(loss)	(3,874)	[1]	(3,874)				(3,874)		(3,874)
Total comprehensive income/(loss)	12,731	[1]	12,731						12,731
Cash dividends declared-common stock	(3,773)		(3,773)		(3,773)
Common stock issued under employee plans (shares - 15,091,320 in 2012, 20,669,785 in 2011, and 34,783,386 in 2010)	1,532		1,532	1,532
Purchases (shares - 2,406,007 in 2012, 1,717,246 in 2011, and 2,334,932 in 2010) and sales (shares - 2,746,169 in 2012, 4,920,198 in 2011, and 7,929,318 in 2010) of treasury stock under employee plans-net	(208)		(208)		(48)	(160)
Other treasury shares purchased, not retired (shares - 61,246,371 in 2012, 88,683,716 in 2011, 117,721,650 in 2010)	(12,008)		(12,008)			(12,008)
Changes in other equity	448		448	448
Changes in noncontrolling interests	27							27
Equity - at Dec. 31, 2012	$ 18,984		$ 18,860	$ 50,110	$ 117,641	$ (123,131)	$ (25,759)	$ 124

[1]	Amounts may not add due to rounding.